Business Combination, Significant Transaction and Sale of Business (Details Textual 2) - USD ($) $ in Thousands							1 Months Ended				9 Months Ended	12 Months Ended
		Oct. 31, 2016		Jun. 30, 2015	Apr. 14, 2015	Mar. 05, 2014	Dec. 27, 2017	Dec. 17, 2017	Feb. 28, 2017	Jul. 31, 2016	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 11, 2016
Business Combination, Significant Transaction and Sale of Business (Textual)
Estimated fair value of contingent payment		$ 2,137
Revenue												$ 1,355,139	$ 1,108,621	$ 973,194
Description of business combination
Magic, up to that point a consolidated subsidiary of the Company, completed a follow-on public offering of its ordinary shares on the NASDAQ. Magic issued 6,900,000 shares resulted in the Company’s interest in Magic’s outstanding ordinary shares being diluted from 51.6% to 45.0%.

Sapiens, up to that point a consolidated subsidiary of the Company, issued 1,077,003 shares following the exercise of options by Sapiens employees that resulted in the Company’s interest in Sapiens' outstanding common shares being diluted from 50.2% to 49.1%.

Acquisition of Comblack IT Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash					$ 1,821
Percentage of assets acquired					70.00%
Estimated fair value of contingent payment					$ 1,523									$ 298
Redeemable non-controlling interests					$ (989)							7,442
Percentage of remaining assets acquired					30.00%
Acquisition of Infinigy Solutions LLC [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash				$ 6,527
Percentage of assets acquired				70.00%
Estimated fair value of contingent payment				$ 5,600									927
Redeemable non-controlling interests				$ (3,590)
Percentage of remaining assets acquired				30.00%
Operational targets										$ 534			2,198
Acquisition of Roshtov Software Industries Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash	[1]														$ 20,550
Percentage of assets acquired															60.00%
Deferred payment	[1]														$ 5,610
Redeemable non-controlling interests												14,652			$ (14,012)	[1]
Percentage of remaining assets acquired															40.00%
Acquisition of in Shavit Software (2009) Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash	[1]	6,836
Estimated fair value of contingent payment		4,699
Deferred payment		$ 871	[1]									$ 924
Percentage of remaining assets acquired												2405.00%
Other acquisitions by Magic in 2015, 2016 and 2017 [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash												$ 1,050	8,884
Estimated fair value of contingent payment												$ 1,050	8,884
Deferred payment	[1]												493
Redeemable non-controlling interests	[1]												$ (1,209)
Acquisition of StoneRiver, Inc [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash									$ 101,351
Revenue									67,805
General and administrative expense									$ 1,348
Acquisition Of Knowledgeprice [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash								$ 4,068
Estimated fair value of contingent payment								1,652
Fair value of total consideration								$ 5,720
Description of business combination							The seller has performance based payments relating to achievements of revenue and profitability targets over three years (2018-2020) and retention payment of up to $1,116 as of December 31, 2017, that are subject to continued employment, and therefore not part of the purchase price.
Acquisition Of Knowledgeprice [Member] | December 2017 [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash							$ 3,758
Acquisition Of Knowledgeprice [Member] | January 2018 [Member]
Business Combination, Significant Transaction and Sale of Business (Textual)
Total assets acquired net of acquired cash							$ 310

[1]	The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2017 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. Magic's management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. Magic expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.